Sep. 18, 2020
UP Fintech China-U.S. Internet Titans ETF
UP Fintech China-U.S. Internet Titans ETF
TIGERSHARES TRUST

UP Fintech China-U.S. Internet Titans ETF (TTTN)

September 18, 2020

Supplement to the
Statutory Prospectus dated January 25, 2020, as supplemented May 28, 2020

Effective on or about September 4, 2020, all mentions of Vident Investment Advisory, LLC or VIA are hereby replaced with Exchange Traded Concepts, LLC or ETC.

Please retain this supplement for your reference.